Income Taxes (Net operating loss, capital loss and tax credit carryforwards and their expiration periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Canada | Capital loss
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 61
Unrecognized Amounts	(61)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,370
Unrecognized Amounts	(619)
Net Tax Credit Carryforwards	$ 751
Expiration period	2027 - 2040
United States | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,412
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 1,412
Expiration period	2030 - 2040
United States | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 319
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 319
Expiration period	2025 - 2040
State | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 563
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 563
Expiration period	2032 - 2040
Other | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 39
Unrecognized Amounts	(39)
Net Tax Credit Carryforwards	$ 0
Expiration period	2021 - 2027